Notes Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2025
Notes Receivable, Net [Line Items]
Schedule of Movement of Allowance for Expected Credit Losses

Movement of allowance for expected credit losses are as follow:

	2025	2024
Beginning balance	$220,503	$-
Cumulative-effect adjustment of adoption of CECL	-	116,097
(Reversal)/Addition	(78,089)	97,214
Exchange difference	(4,167)	7,192
Ending balance	$138,247	$220,503

Notes Receivable [Member]
Notes Receivable, Net [Line Items]
Schedule of Notes Receivable, Net

Notes receivable, net as of September 30, 2025 and 2024 consisted of the following:

	2025	2024
Notes receivable	$8,497,044	$8,122,287
Less: allowance for expected credit losses	(138,247)	(220,503)
Notes receivable, net	$8,358,797	$7,901,784